CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited)	6 Months Ended
Jun. 30, 2024 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (243,377)
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(1,688,418)
Net cash (used in) provided by operating activities	(1,833,885)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	32,034,388
Cash flows from financing activities:
Net cash (used in) financing activities	(31,881,363)
Cash - Beginning of period	2,171,553
Cash - End of period	490,693
Angel Studios, Inc. CIK: 0001671941
Cash flows from operating activities:
Net income (loss)	(37,370,107)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	524,206
Amortization of operating lease assets	343,521
Stock-based compensation expense	1,515,274
Net gain on digital assets	(732,410)
Investments in affiliates gain	(38,891)
Change in deferred income taxes	(4,403,068)
Change in operating assets and liabilities:
Accounts receivable	16,539,539
Physical media inventory	(279,532)
Prepaid expenses and other current assets	(990,694)
Licensing receivables	(5,862,011)
Content	(317,747)
Other long-term assets	(15,000)
Accounts payable and accrued expenses	2,082,526
Accrued licensing royalties	(3,918,106)
Operating lease liabilities	(325,368)
Deferred revenue	3,768,831
Net cash (used in) provided by operating activities	(29,479,037)
Cash flows from investing activities:
Purchases of property and equipment	(244,581)
Issuance of note receivable	(1,352,311)
Collections of note receivable	1,688,769
Purchase of digital assets	(48,515)
Sale of digital assets	964,178
Investments in affiliates	39,458
Net cash provided by (used in) investing activities	1,046,998
Cash flows from financing activities:
Repayment of notes payable	(15,784,423)
Receipt of notes payable	15,043,019
Exercise of stock options	224,167
Sale of common stock	8,249,971
Repurchase of common stock	(113,894)
Net cash (used in) financing activities	7,618,840
Effect of changes in foreign currency exchange rates on cash and cash equivalents	(2,063)
Net increase (decrease) in cash and cash equivalents	(20,815,262)
Cash - Beginning of period	25,201,425
Cash - End of period	4,386,163
Supplemental disclosure of cash flow information:
Cash paid for interest	949,124
Supplemental schedule of noncash financing activities
Operating lease right-of-use assets and liabilities	$ 2,137,262